Schedule of borrowings by type and classification (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Current Total		$ 28,390	₨ 354,376	₨ 2,333,378
Non-Current Total		$ 235	4,204	19,274
Borrowings, carrying amount			358,580	2,352,652
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings current term description		Less than 1 year
Current Total			₨ 2,977	4,601
Borrowings current term description			More than 1 year
Non-Current Total			₨ 4,204	19,274
Borrowings, carrying amount			7,181	₨ 23,875
Vehicle Loan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		11.25%		11.25%
Borrowings, maturity		2028
Vehicle Loan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		7.25%		7.25%
Borrowings, maturity		2025
Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Current Total				₨ 417,178
Borrowings, carrying amount				₨ 417,178
Non Convertible Debenture [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings current term	[1]	2 years
Borrowings, interest rate		14.25%		14.25%
Borrowings, maturity		2025
Non Convertible Debenture [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings current term	[1]	2 years 6 months
Borrowings, interest rate		14.00%		14.00%
Borrowings, maturity		2024
Factoring [Member]
IfrsStatementLineItems [Line Items]
Borrowings current term description		Less than 1 year
Current Total			351,399	₨ 1,089,699
Borrowings, maturity		On demand
Borrowings, carrying amount			351,399	1,089,699
Borrowings, interest rate basis	[2]	Floating rate
Unsecured Loan From Third Party Investor [Member]
IfrsStatementLineItems [Line Items]
Current Total	[1]			₨ 821,900
Borrowings current term	[1]		1 year
Borrowings, interest rate		11.00%		11.00%
Borrowings, maturity		2023
Borrowings, carrying amount				₨ 821,900

[1]	Breach in Covenants- Refer to Note 40
[2]	3M MCLR + 0.20% to 1.35% spread